Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Common stock awards	4,000,000
Outstanding options maximum term (in years)	10
Vesting and restriction period minimum (in months)	13
Total fair value of the shares vested	$ 2.7	$ 3.0	$ 2.7
Weighted average fair value of stock options	$ 15.72	$ 14.69	$ 5.75
Restricted Stock [Member]
Vesting period minimum (in years)	three
Vesting period maximum (in years)	four
2007 Plan [Member]
Common stock awards	1,895,274
Vesting period minimum (in years)	1
Vesting period maximum (in years)	4
2001 Plan [Member]
Vesting period minimum (in years)	1
Vesting period maximum (in years)	4
1996 Plan [Member]
Vesting period minimum (in years)	2
Vesting period maximum (in years)	5